Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowances for doubtful accounts and sales reserves		$ 758	$ 405
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	0	14,899,000	14,899,000
Redeemable convertible preferred stock, shares issued (in shares)	0	14,647,000	14,647,000
Redeemable convertible preferred stock, shares outstanding (in shares)	0	14,647,000	14,647,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 0	$ 87,448	$ 87,448
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock par value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	1,000,000,000	56,025,000	56,025,000
Common Stock shares issued (in shares)	58,711,000	32,674,000	32,258,000
Common stock shares outstanding (in shares)	58,711,000	32,674,000	32,258,000